UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced International Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Enhanced International Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 27.1%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.3%    Beverages - 0.2%                        100,853     Coca-Cola Amatil Limited                     $       473,403
                                                            248,188     Foster's Brewing Group Limited                       841,488
                                                             47,369     Lion Nathan Limited                                  215,569
                                                            372,559     Southcorp Limited                                    757,902
                                                                                                                     ---------------
                                                                                                                           2,288,362
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                   31,582     Macquarie Bank Limited                               846,167
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                 190,635     Australia and New Zealand Banking Group Ltd.       2,539,451
                                                            174,387     Commonwealth Bank of Australia                     3,869,491
                                                            138,922     National Australia Bank Limited                    3,134,890
                                                            287,768     Westpac Banking Corporation Limited                3,466,930
                                                                                                                     ---------------
                                                                                                                          13,010,762
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                   496,963     Brambles Industries Limited                        1,977,026
                    Supplies - 0.2%                         104,972     Brambles Industries PLC                              382,409
                                                                                                                     ---------------
                                                                                                                           2,359,435
------------------------------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%        21,771     Leighton Holdings Ltd.                               193,724
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%         1,353,469     CSR Limited                                        1,886,577
                                                            145,319     Rinker Group Limited                                 717,163
                                                                                                                     ---------------
                                                                                                                           2,603,740
------------------------------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%            88,633     Amcor Limited                                        551,607
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    78,881     Suncorp-Metway Limited                               736,374
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           160,646     Telstra Corporation Limited                          583,407
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%         184,353     Coles Myer Limited                                 1,050,090
                                                            179,668     Woolworth's Limited                                1,597,376
                                                                                                                     ---------------
                                                                                                                           2,647,466
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                     83,198     Futuris Corporation Limited                           93,401
------------------------------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                    107,774     Australian Gas Light Company Limited                 911,902
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                   7,457     Cochlear Limited                                     120,573
                    Supplies - 0.0%                          23,464     Pacific Dunlop Limited                               114,029
                                                                                                                     ---------------
                                                                                                                             234,602
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                 119,739     Mayne Nickless Limited                               294,109
                    Services - 0.0%                          36,240     Sonic Healthcare Limited                             191,135
                                                                                                                     ---------------
                                                                                                                             485,244
------------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                         1     Aristocrat Leisure Limited                                 1
                    Leisure - 0.0%                           72,575     TAB Limited                                          252,629
                                                              9,168     TABCORP Holdings Limited                              77,573
                                                                                                                     ---------------
                                                                                                                             330,203
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%          37,032     Wesfarmers Limited                                   739,118
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                        151,642     AMP Limited                                          572,416
                                                            349,843     Insurance Australia Group Limited                  1,120,254
                                                             43,799     QBE Insurance Group Limited                          349,804
                                                                                                                     ---------------
                                                                                                                           2,042,474
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                            127,479     John Fairfax Holdings Limited                        338,093
                                                            204,445     The News Corporation Limited                       1,846,929
                                                             21,618     Publishing & Broadcasting Limited                    203,927
                                                                                                                     ---------------
                                                                                                                           2,388,949
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                  272,839     BHP Billiton Limited                               2,505,905
                                                            109,743     BHP Steel Limited                                    463,041
                                                             32,692     Iluka Resources Limited                              111,582
                                                             73,435     Newcrest Mining Limited                              716,518
                                                             59,684     OneSteel Limited                                      90,837
                                                             46,239     Rio Tinto Limited                                  1,296,002
                                                             55,822     WMC Resources Limited(b)                             236,793
                                                                                                                     ---------------
                                                                                                                           5,420,678
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                  89,907     Harvey Norman Holdings Limited                       201,867
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.3%                        522,173     Santos Limited                                     2,702,873
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                       55,275     Commonwealth Property Office Fund                     47,894
                                                            123,143     Deutsche Office Trust                                102,060
                                                            332,041     General Property Trust                               748,027
                                                            216,225     Investa Property Group                               319,313
                                                              4,498     Lend Lease Corporation Limited                        34,060
                                                            215,493     Macquarie Goodman Industrial Trust                   274,394
                                                             74,766     Stockland Trust Group                                294,055
                                                             94,810     Westfield Holdings Limited                           997,941
                                                            321,015     Westfield Trust                                      861,053
                                                             11,887     Westfield Trust (New Units)                           31,436
                                                                                                                     ---------------
                                                                                                                           3,710,233
------------------------------------------------------------------------------------------------------------------------------------


                                      1-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Australia           Transportation                          292,293     Macquarie Infrastructure Group               $       748,776
(concluded)         Infrastructure - 0.1%                     6,849     Patrick Corporation Limited                           75,496
                                                             85,811     Transurban Group                                     288,358
                                                                                                                     ---------------
                                                                                                                           1,112,630
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                  46,195,218
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%    Airlines - 0.0%                         148,000     Cathay Pacific Airways                               281,184
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                 485,500     BOC Hong Kong (Holdings) Limited                     913,017
                                                            103,154     Hang Seng Bank Limited                             1,355,261
                                                                                                                     ---------------
                                                                                                                           2,268,278
------------------------------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%           7,000     i-CABLE Communications Limited                         1,794
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%           209,000     Cheung Kong Infrastructure Holdings Limited          468,417
------------------------------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                     253,000     Li & Fung Limited                                    433,420
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    62,000     Swire Pacific Limited 'A'                            382,529
                    Services - 0.1%                          70,000     Wharf (Holdings) Ltd.                                193,853
                                                                                                                     ---------------
                                                                                                                             576,382
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%               410,500     CLP Holdings Limited                               1,956,373
                                                            314,500     Hongkong Electric Holdings Limited                 1,243,643
                                                                                                                     ---------------
                                                                                                                           3,200,016
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%             229,500     Johnson Electric Holdings Limited                    292,654
------------------------------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                    366,792     Hong Kong and China Gas Company Ltd.                 559,854
------------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                    77,583     Shangri-La Asia Limited                               72,950
                    Leisure - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%         292,269     Hutchison Whampoa Limited                          2,155,237
                                                             84,000     Swire Pacific Limited 'B'                             88,722
                                                                                                                     ---------------
                                                                                                                           2,243,959
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                            115,000     Television Broadcasts Ltd.                           580,658
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                      182,400     Amoy Properties Limited                              233,768
                                                            254,116     Cheung Kong (Holdings) Ltd.                        2,021,184
                                                            102,000     Henderson Land Development Company Limited           450,641
                                                              1,170     New World Development Company Ltd.(b)                    942
                                                            124,355     Sino Land Company Limited                             70,878
                                                            151,600     Sun Hung Kai Properties Ltd.                       1,254,611
                                                                                                                     ---------------
                                                                                                                           4,032,024
------------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                        7,740     MTR Corporation Limited                               10,219
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor           17,000     ASM Pacific Technology Limited                        74,450
                    Equipment - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                  94,000     Esprit Holdings Limited                              312,986
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury              293,500     Yue Yuen Industrial (Holdings) Limited               807,129
                    Goods - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                          105,000     Hopewell Holdings Limited                            161,620
                    Infrastructure - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                  16,377,994
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.1%       Air Freight & Logistics - 0.1%           57,000     Yamato Transport Co., Ltd.                           671,214
------------------------------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                          80,000     All Nippon Airways Co., Ltd.                         197,817
                                                            448,000     Japan Airlines System Corporation                  1,183,018
                                                                                                                     ---------------
                                                                                                                           1,380,835
------------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.3%                   82,000     Bridgestone Corp.                                  1,102,566
                                                             18,200     Denso Corporation                                    358,328
                                                             23,000     NGK Spark Plug Co., Ltd.                             186,498
                                                             17,000     Sanden Corporation                                   104,693
                                                              9,000     Stanley Electric Co., Ltd.                           174,256
                                                             39,500     TOYOTA INDUSTRIES CORPORATION                        838,504
                                                                                                                     ---------------
                                                                                                                           2,764,845
------------------------------------------------------------------------------------------------------------------------------------
                    Automobiles - 2.2%                      117,300     Honda Motor Co., Ltd.                              5,209,928
                                                            375,300     Nissan Motor Co., Ltd.                             4,286,341
                                                            392,800     Toyota Motor Corporation                          13,268,041
                                                             18,000     Yamaha Motor Co., Ltd.                               196,342
                                                                                                                     ---------------
                                                                                                                          22,960,652
------------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                          6,700     Coca-Cola West Japan Company Limited                 131,287
                                                             60,000     Kirin Brewery Company, Ltd.                          511,710
                                                             46,000     Sapporo Breweries Limited                            126,621
                                                                                                                     ---------------
                                                                                                                             769,618
------------------------------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                 70,000     Asahi Glass Company, Limited                         574,788
                                                             28,000     Central Glass Co., Ltd.                              176,617
                                                             10,000     Daikin Industries, Ltd.                              230,942
                                                             53,000     Nippon Sheet Glass Company, Ltd.                     154,791
                                                             41,000     Tostem Corporation                                   791,919
                                                             48,000     Toto Limited                                         406,681
                                                                                                                     ---------------
                                                                                                                           2,335,738
------------------------------------------------------------------------------------------------------------------------------------


                                      2-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Japan               Capital Markets - 0.5%                  183,000     Daiwa Securities Group Inc.                  $     1,244,817
(continued)                                                   1,300     Jafco Co., Ltd.                                      102,137
                                                            195,000     The Nikko Securities Co., Ltd.                     1,086,265
                                                            193,000     The Nomura Securities Co., Ltd.                    3,286,601
                                                                                                                     ---------------
                                                                                                                           5,719,820
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.0%                         97,000     Dainippon Ink and Chemicals, Inc.                    184,641
                                                             45,000     Ishihara Sangyo Kaisha, Ltd.                          89,857
                                                             12,000     Kuraray Co., Ltd.                                    101,222
                                                            231,000     Mitsubishi Chemical Corporation                      601,372
                                                              1,000     Mitsubishi Gas Chemical Company, Inc.                  3,406
                                                             78,000     Mitsui Chemicals Inc.                                454,885
                                                            108,000     Nippon Kayaku Co., Ltd.                              535,112
                                                             21,000     Nippon Shokubai Co., Ltd.                            159,308
                                                             24,000     Nissan Chemical Industries, Ltd.                     213,866
                                                             17,570     Nitto Denko Corporation                              934,487
                                                             30,900     Shin-Etsu Chemical Co., Ltd.                       1,262,872
                                                          1,202,000     Showa Denko K.K.                                   2,703,014
                                                            163,000     Sumitomo Chemical Co., Ltd.                          672,259
                                                            226,000     Teijin Limited                                       664,272
                                                            250,000     Toray Industries, Inc.                             1,045,069
                                                             74,000     Tosoh Corporation                                    247,196
                                                            643,000     Ube Industries, Ltd.                               1,289,960
                                                                                                                     ---------------
                                                                                                                          11,162,798
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.1%                  56,000     The 77 Bank, Ltd.                                    315,611
                                                             77,000     The Bank of Fukuoka, Ltd.                            323,318
                                                            129,000     The Bank of Yokohama, Ltd.                           599,440
                                                              5,000     The Chiba Bank, Ltd.                                  20,481
                                                            419,000     Daiwa Bank Holdings, Inc.(b)                         527,806
                                                            113,000     Hokugin Financial Group, Inc.                        152,888
                                                            111,000     The Joyo Bank, Ltd.                                  362,508
                                                                568     Mitsubishi Tokyo Financial Group, Inc.             4,430,792
                                                                882     Mizuho Financial Group, Inc.                       2,674,722
                                                            137,000     The Shizuoka Bank, Ltd.                            1,012,448
                                                            151,000     The Sumitomo Trust and Banking Co., Ltd.             887,655
                                                                137     UFJ Holdings, Inc.                                   658,347
                                                                                                                     ---------------
                                                                                                                          11,966,016
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                       100     Benesse Corporation                                    2,440
                    Supplies - 0.3%                          68,000     Dai Nippon Printing Co., Ltd.                        954,931
                                                             11,400     Kokuyo Co., Ltd.                                     123,925
                                                             39,000     Secom Co., Ltd.                                    1,455,631
                                                            117,000     Toppan Printing Co., Ltd.                          1,217,272
                                                                                                                     ---------------
                                                                                                                           3,754,199
------------------------------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.0%          193,000     Fujitsu Limited(b)                                 1,138,154
                                                            206,200     Mitsumi Electric Company, Ltd.                     2,270,374
                                                             63,600     Seiko Epson Corporation                            2,967,248
                                                          1,160,000     Toshiba Corporation                                4,394,513
                                                                                                                     ---------------
                                                                                                                          10,770,289
------------------------------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%         5,000     JGC Corporation                                       52,160
                                                             34,000     Kajima Corporation                                   110,404
                                                             23,000     Kinden Corporation                                   108,379
                                                            569,000     Nishimatsu Construction Co., Ltd.                  1,884,809
                                                             93,000     Obayashi Corporation                                 415,667
                                                             31,000     Okumura Corporation                                  131,903
                                                             32,000     Taisei Corporation                                   117,048
                                                             30,000     Toda Corporation                                      84,819
                                                                                                                     ---------------
                                                                                                                           2,905,189
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            59,000     Sumitomo Osaka Cement Co., Ltd.                      115,611
                                                            125,000     Taiheiyo Cement Corporation                          353,410
                                                                                                                     ---------------
                                                                                                                             469,021
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.5%                  12,400     Acom Co., Ltd.                                       562,322
                                                              6,848     Aiful Corporation                                    500,964
                                                             36,100     Credit Saison Co., Ltd.                              815,172
                                                             12,900     Orix Corporation                                   1,066,474
                                                             40,450     Promise Co., Ltd.                                  1,762,634
                                                             10,710     Takefuji Corporation                                 500,673
                                                                                                                     ---------------
                                                                                                                           5,208,239
------------------------------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%           101,000     Toyo Seikan Kaisha, Ltd.                           1,411,757
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   115,000     Ashikaga Financial Group, Inc.(b)                      3,219
                    Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               505     Nippon Telegraph & Telephone
                    Services - 0.2%                                     Corporation (NTT)                                  2,436,176
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.5%                20,900     Chubu Electric Power Company, Incorporated           435,864
                                                             94,900     Kansai Electric Power Company, Inc.                1,662,986
                                                            114,100     Kyushu Electric Power Company, Incorporated        1,962,175
                                                             70,800     Tohoku Electric Power Co., Inc.                    1,173,944
                                                             24,200     Tokyo Electric Power                                 530,652
                                                                                                                     ---------------
                                                                                                                           5,765,621
------------------------------------------------------------------------------------------------------------------------------------


                                      3-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Japan               Electrical Equipment - 0.3%              86,000     Fuji Electric Co., Ltd.                      $       188,579
(continued)                                                   8,000     Fujikura Ltd.                                         47,177
                                                             78,000     The Furukawa Electric Co., Ltd.                      259,102
                                                             27,000     Hitachi Cable, Ltd.                                  101,278
                                                              3,000     Matsushita Electric Works, Ltd.                       26,957
                                                            284,000     Mitsubishi Electric Corporation(b)                 1,179,248
                                                             96,000     Sumitomo Electric Industries                         858,151
                                                              3,000     Ushio Inc.                                            49,799
                                                                                                                     ---------------
                                                                                                                           2,710,291
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   25,000     Alps Electric Co., Ltd.                              365,774
                    Instruments - 1.1%                       15,000     Anritsu Corp.(b)                                     100,075
                                                            460,000     Hitachi Ltd.                                       2,772,791
                                                             56,700     Kyocera Corporation                                3,777,531
                                                              1,300     Mabuchi Motor Co., Ltd.                              100,075
                                                             31,300     Murata Manufacturing Co., Ltd.                     1,691,024
                                                             15,000     Oki Electric Industry Company, Limited(b)             58,645
                                                             35,000     Omron Corporation                                    710,320
                                                              3,000     Sony Corporation (ADR)(a)                            104,010
                                                             18,200     TDK Corporation                                    1,311,039
                                                             15,000     Taiyo Yuden Co., Ltd.                                196,090
                                                             36,000     Yokogawa Electric Corporation                        519,996
                                                                                                                     ---------------
                                                                                                                          11,707,370
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%          26,000     JUSCO Co., Ltd.                                      870,953
                                                              1,200     Lawson Inc.                                           40,982
                                                             35,000     Seven-Eleven Japan Co., Ltd.                       1,061,398
                                                             21,000     Uny Co., Ltd.                                        215,545
                                                                                                                     ---------------
                                                                                                                           2,188,878
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                        800     ARIAKE JAPAN Co., Ltd.                                25,455
                                                            196,000     Ajinomoto Co., Inc.                                2,254,997
                                                             15,000     House Foods Corporation                              169,777
                                                              8,000     Kikkoman Corporation                                  56,882
                                                             32,000     Meiji Milk Products Co., Ltd.                        137,352
                                                              3,000     Meiji Seika Kaisha, Ltd.                              12,093
                                                             92,000     Nichirei Corporation                                 297,882
                                                             27,000     Nippon Meat Packers, Inc.                            264,029
                                                             23,000     Nisshin Seifun Group Inc.                            204,740
                                                              4,700     Nissin Food Products Co., Ltd.                       117,094
                                                             18,000     Q.P. Corporation                                     149,482
                                                              5,500     Snow Brand Milk Products Co., Ltd.(b)                 15,858
                                                             13,000     Toyo Suisan Kaisha, Ltd.                             144,471
                                                             16,000     Yakult Honsha Co., Ltd.                              250,070
                                                             23,000     Yamazaki Baking Co., Ltd.                            190,790
                                                                                                                     ---------------
                                                                                                                           4,290,972
------------------------------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.4%                  1,208,000     Osaka Gas Co.                                      3,268,825
                                                            279,000     Tokyo Gas Co.                                        994,476
                                                                                                                     ---------------
                                                                                                                           4,263,301
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  30,000     Olympus Optical Co., Ltd.                            650,835
                    Supplies - 0.1%                           6,500     Suzuken Co., Ltd.                                    211,067
                                                             11,700     Terumo Corporation                                   222,166
                                                                                                                     ---------------
                                                                                                                           1,084,068
------------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                    14,400     Oriental Land Co., Ltd.                              888,159
                    Leisure - 0.1%                            4,900     SAIZERIYA CO., LTD.                                   48,739
                                                                                                                     ---------------
                                                                                                                             936,898
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.4%                13,400     Daito Trust Construction Co., Ltd.                   397,611
                                                             62,000     Kao Corporation                                    1,261,174
                                                             20,000     Makita Corporation                                   200,243
                                                            295,000     Matsushita Electric Industrial Company, Ltd.       4,079,407
                                                             11,400     Pioneer Corporation                                  314,864
                                                            248,000     Sanyo Electric Co., Ltd.                           1,295,885
                                                             32,000     Sekisui House, Ltd.                                  330,540
                                                            113,000     Sharp Corporation                                  1,782,990
                                                            130,200     Sony Corporation                                   4,507,250
                                                              5,800     Uni-Charm Corporation                                285,210
                                                                                                                     ---------------
                                                                                                                          14,455,174
------------------------------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                       10,178     CSK Corporation                                      367,536
                                                              1,400     Nomura Research Institute, Ltd.                      136,512
                                                                                                                     ---------------
                                                                                                                             504,048
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                            170     Daido Life Insurance Company                         506,018
                                                                210     Millea Holdings, Inc.                              2,743,305
                                                            147,000     The Yasuda Fire & Marine Insurance Co. Ltd.        1,208,426
                                                                                                                     ---------------
                                                                                                                           4,457,749
------------------------------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%      19,500     Softbank Corp.                                       596,809
------------------------------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.2%       7,700     SANKYO CO., LTD.                                     244,285
                                                                100     Shimano Inc.                                           2,071
                                                             95,500     Yamaha Corporation                                 1,875,781
                                                                                                                     ---------------
                                                                                                                           2,122,137
------------------------------------------------------------------------------------------------------------------------------------


                                      4-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Japan               Machinery - 0.5%                         14,000     Amano Corporation                            $       101,502
(continued)                                                  41,000     Ebara Corporation                                    178,278
                                                            148,000     Ishikawajima-Harima Heavy
                                                                        Industries Co., Ltd.                                 211,290
                                                            206,000     Kawasaki Heavy Industries Ltd.                       253,728
                                                              9,000     Komori Corporation                                   133,274
                                                             54,000     Kubota Corporation                                   222,712
                                                            123,000     Minebea Company Ltd.                                 624,354
                                                            406,000     Mitsubishi Heavy Industries, Ltd.                  1,128,935
                                                            302,000     Mitsui Engineering & Shipbuilding Co., Ltd.          498,778
                                                             14,000     NGK Insulators, Ltd.                                 104,507
                                                             63,000     NSK Limited                                          229,850
                                                             67,000     NTN Corporation                                      319,464
                                                            186,000     Sumitomo Heavy Industries, Ltd.(b)                   421,741
                                                             15,400     THK Co., Ltd.                                        313,259
                                                             41,000     Takuma Co., Ltd.                                     223,803
                                                                                                                     ---------------
                                                                                                                           4,965,475
------------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                            82,000     Kawasaki Kisen Kaisha, Ltd.                          407,819
                                                            125,000     Mitsui O.S.K. Lines, Ltd.                            610,012
                                                            152,000     Nippon Yusen Kabushiki Kaisha                        687,879
                                                                                                                     ---------------
                                                                                                                           1,705,710
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             38,900     Toho Co., Ltd.                                       495,098
                                                              5,000     Tokyo Broadcasting System, Inc.                       79,640
                                                                                                                     ---------------
                                                                                                                             574,738
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                   45,000     Dowa Mining Co., Ltd.                                241,859
                                                                100     JFE Holdings, Inc.                                     2,729
                                                            418,000     Mitsubishi Materials Corporation                     643,557
                                                          2,102,000     Nippon Steel Corporation                           4,511,151
                                                            313,000     Sumitomo Metal Industries, Ltd.                      309,583
                                                             83,000     Sumitomo Metal Mining Co.                            615,704
                                                                                                                     ---------------
                                                                                                                           6,324,583
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                  21,000     Marui Co., Ltd.                                      264,533
                                                             50,888     Mitsukoshi, Ltd.(b)                                  207,028
                                                            417,000     Takashimaya Co., Ltd.                              2,976,626
                                                                                                                     ---------------
                                                                                                                           3,448,187
------------------------------------------------------------------------------------------------------------------------------------
                    Office Electronics - 1.0%               116,000     Canon, Inc.                                        5,401,138
                                                            260,000     Ricoh Co., Ltd.                                    5,131,100
                                                                                                                     ---------------
                                                                                                                          10,532,238
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.2%                         86,000     Nippon Mining Holdings, Inc.                         300,121
                                                            194,000     Nippon Mitsubishi Oil Corp.                          988,374
                                                             53,000     Showa Shell Sekiyu K.K.                              430,746
                                                             32,000     Teikoku Oil Co., Ltd.                                160,941
                                                             45,000     TonenGeneral Sekiyu K.K.                             372,446
                                                                                                                     ---------------
                                                                                                                           2,252,628
------------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%              142     Nippon Unipac Holding                                732,724
                                                            166,000     Oji Paper Co., Ltd.                                1,071,867
                                                                                                                     ---------------
                                                                                                                           1,804,591
------------------------------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                  7,000     ADERANS Company Limited                              112,933
                                                             62,000     Kanebo, Ltd.(b)                                       62,480
                                                             57,000     Shiseido Company, Limited                            693,020
                                                                                                                     ---------------
                                                                                                                             868,433
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                   31,900     Chugai Pharmaceutical Co., Ltd.                      458,691
                                                             59,200     Daiichi Pharmaceutical Co., Ltd.                   1,066,672
                                                             29,000     Eisai Company, Ltd.                                  782,029
                                                              9,000     Kyowa Hakko Kogyo Co., Ltd.                           57,273
                                                             58,600     Sankyo Company, Ltd.                               1,101,792
                                                             29,000     Shionogi & Co., Ltd.                                 540,114
                                                             26,000     Taisho Pharmaceutical Company, Ltd.                  464,832
                                                            162,000     Takeda Chemical Industries, Ltd.                   6,424,372
                                                             35,000     Yamanouchi Pharmaceutical Co., Ltd.                1,087,524
                                                                                                                     ---------------
                                                                                                                          11,983,299
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                      252,000     Mitsubishi Estate Company, Limited                 2,389,027
                                                            137,000     Mitsui Fudosan Co., Ltd.                           1,237,436
                                                             50,000     Sumitomo Realty & Development Co., Ltd.              440,422
                                                                                                                     ---------------
                                                                                                                           4,066,885
------------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.8%                        1,000     Keihin Electric Express Railway Co., Ltd.              5,869
                                                              1,000     Keio Electric Railway Co., Ltd.                        5,197
                                                            432,000     Kinki Nippon Railway Co., Ltd.                     1,297,975
                                                            569,000     Nippon Express Co., Ltd.                           2,686,517
                                                             21,000     Seino Transportation Co., Ltd.                       173,612
                                                            118,000     Tobu Railway Co., Ltd.                               421,704
                                                            635,000     Tokyu Corporation                                  3,258,841
                                                                 82     West Japan Railway Company                           322,124
                                                                                                                     ---------------
                                                                                                                           8,171,839
------------------------------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                          22,400     Capcom Company, Ltd.                                 275,898
                                                                100     Konami Co., Ltd.                                       2,911
                                                                100     Namco Ltd.                                             2,771
                                                             15,000     Nintendo Company Ltd.                              1,399,645
                                                              1,100     Oracle Corporation Japan                              56,966
                                                            173,800     Sega Enterprises Ltd.(b)                           1,654,157
                                                              6,500     Trend Micro Incorporated(b)                          174,372
                                                                                                                     ---------------
                                                                                                                           3,566,720
------------------------------------------------------------------------------------------------------------------------------------


                                      5-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held               Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Japan               Specialty Retail - 0.2%                  21,500     Aoyamma Trading Co., Ltd.                    $       425,306
(concluded)                                                  25,300     Autobacs Seven Co., Ltd.                             581,921
                                                              7,000     Shimachu Co., Ltd.                                   138,798
                                                              1,000     Shimamura Co., Ltd.                                   67,929
                                                             12,500     Yamada Denki Co. Ltd.                                419,894
                                                                                                                     ---------------
                                                                                                                           1,633,848
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                      14,000     Gunze Limited                                         63,357
                    Luxury Goods - 0.1%                      23,000     Nisshinbo Industries Inc.                            128,124
                                                             20,000     Onward Kashiyama Co., Ltd.                           242,605
                                                             12,000     Tokyo Style Co., Ltd.                                129,663
                                                             85,000     Toyobo Co., Ltd.                                     185,593
                                                             15,000     Wacoal Corp.                                         123,589
                                                                                                                     ---------------
                                                                                                                             872,931
------------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                              118     Japan Tobacco, Inc.                                  864,328
------------------------------------------------------------------------------------------------------------------------------------
                    Trading Companies &                     270,000     ITOCHU Corporation                                   891,854
                    Distributors - 0.2%                     205,000     Marubeni Corporation                                 392,134
                                                             24,000     Mitsubishi Corporation                               254,400
                                                             22,250     Mitsui & Co., Ltd.                                   179,171
                                                            118,000     Sumitomo Corporation                                 879,742
                                                                                                                     ---------------
                                                                                                                           2,597,301
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                           79,000     Kamigumi Co., Ltd.                                   558,757
                    Infrastructure - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                2,427     NTT DoCoMo, Inc.                                   5,503,042
                    Services - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                     214,068,474
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.3%  Construction Materials - 0.1%           265,510     Fletcher Building Limited                            739,119
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           313,315     Telecom Corporation of New Zealand Limited         1,104,648
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                51,437     Contact Energy Limited                               181,688
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                39,972     Fisher & Paykel Appliances Holdings Limited          100,776
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         64,143     Tower Limited(b)                                      52,641
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             11,413     Independent Newspapers Ltd.                           38,590
                                                             14,125     Sky Network Television Limited(b)                     51,933
                                                                                                                     ---------------
                                                                                                                              90,523
------------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%          111,432     Carter Holt Harvey Limited                           137,542
                                                             23,582     Fletcher Challenge Forests(b)                         21,057
                                                                                                                     ---------------
                                                                                                                             158,599
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                           42,358     Auckland International Airport Limited               194,949
                    Infrastructure - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in New Zealand                 2,622,943
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%    Aerospace & Defense - 0.0%              225,000     Singapore Technologies Engineering Ltd.              270,270
------------------------------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                          27,000     Singapore Airlines Limited                           178,060
------------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                         31,500     Fraser & Neave Limited                               233,704
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                 202,652     DBS Group Holdings Limited                         1,754,098
                                                            167,899     Oversea-Chinese Banking Corporation Ltd.           1,196,242
                                                            160,800     United Overseas Bank Ltd.                          1,249,815
                                                                                                                     ---------------
                                                                                                                           4,200,155
------------------------------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%           28,309     Creative Technology Limited                          298,376
                                                             32,600     Datacraft Asia Limited                                41,076
                                                                                                                     ---------------
                                                                                                                             339,452
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           908,000     Singapore Telecommunications, Ltd.                 1,047,919
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   62,000     Venture Manufacturing (Singapore) Ltd.               730,142
                    Instruments - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                  81,000     Parkway Holdings Limited                              46,502
                    Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Hotels Restaurants & Leisure - 0.0%       8,000     Overseas Union Enterprise Ltd.                        32,739
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%         151,000     Sembcorp Industries Limited                          112,030
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                         62,000     SembCorp Marine Limited                               36,142
------------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                           490,000     Neptune Orient Lines Limited(b)                      623,211
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                             57,000     Singapore Press Holdings Ltd.                        634,340
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                       57,000     Allgreen Properties Limited                           37,591
                                                             71,000     City Developments Limited                            252,929
                                                             43,000     Keppel Land Limited                                   40,005
                                                             55,801     United Overseas Land Limited                          63,085
                                                             82,000     Wing Tai Holdings Limited                             40,075
                                                                                                                     ---------------
                                                                                                                             433,685
------------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                       58,000     SMRT Corporation Limited                              20,491
------------------------------------------------------------------------------------------------------------------------------------


                                      6-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Singapore           Semiconductors & Semiconductor           79,000     Chartered Semiconductor Manufacturing
(concluded)         Equipment - 0.0%                                    Limited(b)                                   $        80,475
                                                              3,500     Chartered Semiconductor Manufacturing
                                                                        Limited (ADR)(a)(b)                                   35,245
                                                            153,000     ST Assembly Test Services Limited(b)                 190,991
                                                                                                                     ---------------
                                                                                                                             306,711
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                           35,000     SembCorp Logistics Limited                            41,218
                    Infrastructure - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Singapore                   9,286,771
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Pacific
                                                                        Basin/Asia                                       288,551,400
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 68.4%
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.3%      Building Products - 0.0%                  3,035     Wienerberger Baustoffindustrie AG                     81,081
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                   5,999     Bank Austria Creditanstalt(b)                        306,457
                                                              3,655     Bayerische Hypo-und Vereinsbank AG(b)                 85,750
                                                              7,819     Erste Bank der oesterreichischen
                                                                        Sparkassen AG                                        966,229
                                                                                                                     ---------------
                                                                                                                           1,358,436
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%             3,219     RHI AG(b)                                             61,310
------------------------------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%               870     Mayr-Melnhof Karton AG                               104,580
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            68,991     Telekom Austria AG(b)                                852,814
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                   424     Oesterreichische
                                                                        Elektrizitaetswirtschafts-AG "Verbund" 'A'            49,524
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                      781     Boehler-Uddeholm AG                                   52,743
                                                              7,792     Voest-Alpine AG                                      317,459
                                                                                                                     ---------------
                                                                                                                             370,202
------------------------------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.0%           913     Hypo Real Estate Holding AG(b)                        22,687
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                            1,737     Flughafen Wien AG                                     81,504
                    Infrastructure - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Austria                     2,982,138
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%      Beverages - 0.0%                         14,143     Interbrew                                            377,479
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                          6,897     Solvay SA                                            598,093
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                  72,471     Dexia                                              1,248,679
                                                             45,943     KBC Bancassurance Holding                          2,145,318
                                                                                                                     ---------------
                                                                                                                           3,393,997
------------------------------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                         479     D'leteren SA                                          98,241
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   169,503     Fortis                                             3,408,015
                    Services - 0.4%                          12,542     Groupe Bruxelles Lambert SA                          706,673
                                                                                                                     ---------------
                                                                                                                           4,114,688
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                   979     Electrabel SA                                        307,728
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%               2,780     Bekaert NV                                           177,081
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                      965     Barco NV (New Shares)                                 84,596
                    Instruments - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%           2,938     Colruyt NV                                           283,127
                                                              5,097     Delhaize Group                                       262,179
                                                                                                                     ---------------
                                                                                                                             545,306
------------------------------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.1%      20,137     Agfa Gevaert NV                                      574,036
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                      138     Umicore(b)                                                31
                                                              2,908     Union Miniere SA                                     204,125
                                                                                                                     ---------------
                                                                                                                             204,156
------------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                        30,640     Suez Lyonnaise des Eaux SA(b)                            386
                    Unregulated Power - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                   28,999     UCB SA                                             1,093,314
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                4,224     Mobistar SA(b)                                       237,094
                    Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                    11,806,195
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%      Beverages - 0.0%                          3,558     Carlsberg A/S 'B'                                    163,942
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                          9,687     Novozymes A/S 'B'                                    353,633
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                  77,347     Danske Bank                                        1,814,719
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            20,164     TDC A/S                                              727,566
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%               3,929     NEG Micon A/S(b)                                      63,895
                                                              4,027     NKT Holding A/S                                       73,164
                                                             16,302     Vestas Wind Systems A/S                              265,111
                                                                                                                     ---------------
                                                                                                                             402,170
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                      3,292     A/S Det Ostasiatiske Kompagni                        143,878
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  56,637     GN Store Nord A/S(b)                                 367,464
                    Supplies - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                 1,901     Bang & Olufsen Holding A/S 'B'                        79,542
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                          4,241     Topdanmark A/S(b)                                    227,024
------------------------------------------------------------------------------------------------------------------------------------


                                      7-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Denmark             Marine - 0.2%                               204     A/S Dampskibsselskabet Svendborg 'B'         $     1,472,163
(concluded)         ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                   96,976     H. Lundbeck A/S                                    1,609,928
------------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                        2,120     DSV, De Sammensluttede Vognmaend
                                                                        af 13-7-1976 A/S                                      93,733
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Denmark                     7,455,762
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%      Auto Components - 0.0%                    1,535     Nokian Renkaat Oyj                                   115,977
------------------------------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.2%         714,670     Nokia Oyj 'A'                                     12,358,871
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                67,438     Fortum Corporation, the IVO-Neste Group              695,815
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%           9,693     Kesko Oyj 'B'                                        169,701
------------------------------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                       14,370     Tietoenator Oyj                                      393,326
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                          2,995     Pohjola Group PLC 'D'                                 80,088
                                                             45,198     Sampo Insurance Company Ltd. 'A'                     467,486
                                                                                                                     ---------------
                                                                                                                             547,574
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                          5,834     Wartsila Oyj 'B'                                     111,853
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                   17,563     Outokumpu Oyj                                        238,589
                                                             12,086     Rautaruukki Oyj(b)                                    89,029
                                                                                                                     ---------------
                                                                                                                             327,618
------------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%          100,592     Stora Enso Oyj 'R'                                 1,355,097
                                                             58,004     UPM-Kymmene Oyj                                    1,106,230
                                                                                                                     ---------------
                                                                                                                           2,461,327
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                    6,296     Orion-Yhtyma OY 'B'                                  135,164
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Finland                    17,317,226
------------------------------------------------------------------------------------------------------------------------------------
France - 9.3%       Aerospace & Defense - 0.0%               15,064     Zodiac SA                                            441,963
------------------------------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                          23,556     Groupe Air France                                    361,005
------------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.2%                   26,671     Compagnie Generale des Etablissements
                                                                        Michelin 'B'                                       1,223,877
                                                             10,721     Valeo SA                                             429,353
                                                                                                                     ---------------
                                                                                                                           1,653,230
------------------------------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                       25,371     PSA Peugeot Citroen                                1,292,870
                                                             27,800     Renault SA                                         1,918,085
                                                                                                                     ---------------
                                                                                                                           3,210,955
------------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                          5,086     Pernod Ricard                                        565,502
------------------------------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                 12,717     Compagnie de Saint-Gobain                            622,536
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                          7,657     Air Liquide                                        1,352,143
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.1%                 113,135     BNP Paribas SA                                     7,123,729
                                                             48,592     Credit Agricole SA                                 1,160,249
                                                             43,153     Societe Generale 'A'                               3,810,174
                                                                                                                     ---------------
                                                                                                                          12,094,152
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                     2,491     Adecco SA (Registered Shares)                        160,086
                    Supplies - 0.0%                           6,239     Societe BIC SA                                       288,341
                                                                                                                     ---------------
                                                                                                                             448,427
------------------------------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%         161,324     Alcatel(b)                                         2,077,593
                                                             24,821     Alcatel (ADR)(a)(b)                                  318,950
                                                                                                                     ---------------
                                                                                                                           2,396,543
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.3%             1,434     Imetal SA                                            301,885
                                                             27,714     Lafarge SA (Ordinary)                              2,467,969
                                                                                                                     ---------------
                                                                                                                           2,769,854
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           150,612     France Telecom SA(b)                               4,304,823
                    Services - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%              75,652     Alstom(b)                                            119,280
                                                             41,222     Schneider SA                                       2,698,561
                                                                                                                     ---------------
                                                                                                                           2,817,841
------------------------------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%        3,097     Compagnie Francaise d'Etudes et de
                                                                        Construction (Technip SA)                            335,169
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%          56,028     Carrefour SA                                       3,075,600
                                                                619     Casino Guichard-Perrachon SA                          60,198
                                                                                                                     ---------------
                                                                                                                           3,135,798
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                     19,423     Groupe Danone                                      3,170,198
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                   7,701     Essilor International SA                             398,260
                    Supplies - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Hotels Restaurants & Leisure - 0.1%      19,217     Accor SA                                             870,194
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                26,007     Thomson Multimedia                                   553,403
------------------------------------------------------------------------------------------------------------------------------------


                                      8-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
France
(concluded)         IT Services - 0.1%                       16,033     Cap Gemini SA(b)                             $       712,060
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                         86,823     Axa                                                1,858,457
                                                             32,060     Axa (ADR)(a)                                         688,328
                                                             53,570     CNP Assurances                                     2,789,312
                                                                                                                     ---------------
                                                                                                                           5,336,097
------------------------------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%      96,441     Wanadoo(b)                                           790,698
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                             15,742     Lagardere S.C.A.                                     908,817
                                                             21,886     Publicis SA                                          709,472
                                                             27,972     Societe Television Francaise 1                       976,620
                                                             69,158     Vivendi Universal SA(b)                            1,680,970
                                                             50,000     Vivendi Universal SA (ADR)(a)(b)                   1,214,000
                                                                                                                     ---------------
                                                                                                                           5,489,879
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                   25,819     Arcelor                                              450,073
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                  36,498     Pinault-Printemps-Redoute SA                       3,528,719
------------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                       157,042     Suez SA                                            3,155,494
                    Unregulated Power - 0.4%                 30,405     Suez SA (Brussels)                                   611,704
                                                                                                                     ---------------
                                                                                                                           3,767,198
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 1.5%                         88,101     TotalFinaElf SA                                   16,380,009
------------------------------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.3%                 44,152     L'Oreal SA                                         3,619,925
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.9%                   91,923     Aventis SA                                         6,075,630
                                                              2,500     Aventis SA (ADR)(a)                                  165,650
                                                             50,597     Sanofi-Synthelabo SA                               3,810,087
                                                                                                                     ---------------
                                                                                                                          10,051,367
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                        2,546     Gecina(b)                                            374,449
                                                              3,830     Klepierre                                            230,437
                                                              2,366     Unibail (Union du Credit-Bail Immobilier)            221,887
                                                                                                                     ---------------
                                                                                                                             826,773
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor           84,266     STMicroelectronics NV                              2,285,213
                    Equipment - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                           2,163     Business Objects SA(b)                                75,438
                                                             15,043     Dassault Systemes SA                                 686,118
                                                                                                                     ---------------
                                                                                                                             761,556
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                      33,967     LVMH (Louis Vuitton Moet Hennessy)                 2,472,116
                    Luxury Goods - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                           21,098     Autoroutes du Sud de la France                       707,879
                    Infrastructure - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication               22,040     Bouygues SA                                          770,621
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                     99,452,179
------------------------------------------------------------------------------------------------------------------------------------
Germany - 5.8%      Air Freight & Logistics - 0.3%          139,467     Deutsche Post AG (Registered Shares)               2,876,239
------------------------------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                          50,532     Deutsche Lufthansa AG (Registered Shares)            844,536
------------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                   16,388     Continental AG                                       621,577
------------------------------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.7%                      110,523     DaimlerChrysler AG                                 5,158,105
                                                             34,101     Volkswagen AG                                      1,899,038
                                                                                                                     ---------------
                                                                                                                           7,057,143
------------------------------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                     21,419     QIAGEN NV(b)                                         262,874
------------------------------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                  1,861     Heidelberger Zement AG(b)                             72,041
                                                              3,890     Heidelberger Zement AG (VVPR) (b)                         49
                                                                                                                     ---------------
                                                                                                                              72,090
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                   70,683     Deutsche Bank AG (Registered Shares)               5,857,552
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                         61,891     BASF AG                                            3,480,193
                                                             76,980     Bayer AG                                           2,254,633
                                                              6,026     Linde AG                                             324,558
                                                                                                                     ---------------
                                                                                                                           6,059,384
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                  47,858     Bayerische Hypo-und Vereinsbank AG(b)              1,107,107
                                                             68,155     Commerzbank AG                                     1,336,792
                                                                                                                     ---------------
                                                                                                                           2,443,899
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                    24,315     Securicor plc                                         41,460
                    Supplies - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    14,370     Deutsche Boerse AG                                   785,745
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           230,732     Deutsche Telekom AG (Registered Shares)(b)         4,222,902
                    Services - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.5%                78,372     E.On AG                                            5,114,735
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                    6,016     Epcos AG(b)                                          135,830
                    Instruments - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                      8,956     Suedzucker AG                                        170,580
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                  15,031     Fresenius Medical Care AG                          1,069,308
                    Services - 0.1%                           4,317     Gehe AG                                              209,370
                                                                                                                     ---------------
                                                                                                                           1,278,678
------------------------------------------------------------------------------------------------------------------------------------


                                      9-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany             Hotels, Restaurants &                    17,017     Preussag AG                                  $       354,807
(concluded)         Leisure - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%          77,542     Siemens AG                                         6,210,786
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                          8,400     Allianz AG(b)                                      1,207,869
                                                             29,129     Allianz AG (Registered Shares)                     3,677,127
                                                             11,744     Muenchener Rueckversicherungs-Gesellschaft
                                                                        AG (Registered Shares)                             1,423,855
                                                                                                                     ---------------
                                                                                                                           6,308,851
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                         15,645     MAN AG                                               474,599
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                  47,658     Karstadt AG                                        1,178,224
------------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                        44,337     RWE AG                                             1,754,352
                    Unregulated Power - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                 12,243     Beiersdorf AG                                      1,485,589
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                   14,594     Altana AG                                            877,148
                                                             23,349     Schering AG                                        1,182,469
                                                                                                                     ---------------
                                                                                                                           2,059,617
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors &                          1,250     Infineon Technologies AG(b)                           17,375
                    Semiconductor Equipment - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                          16,599     SAP AG (Systeme, Anwendungen,
                                                                        Produkte in der Datenverarbeitung)                 2,787,783
                                                             10,000     SAP AG (Systeme, Anwendungen,
                                                                        Produkte in der Datenverarbeitung)(ADR)(a)           415,600
                                                                                                                     ---------------
                                                                                                                           3,203,383
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                       2,590     Puma AG Rudolf Dassler Sport                         457,366
                    Luxury Goods - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%        27,500     Hypo Real Estate Holding AG(b)                       686,459
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                    62,036,632
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.4%       Beverages - 0.0%                         24,061     Hellenic Bottling Co.                                501,978
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                  15,518     Alpha Credit Bank                                    468,984
                                                                  1     Bank of Piraeus                                           12
                                                              9,118     Commercial Bank of Greece                            228,640
                                                             17,236     EFG Eurobank Ergasias                                333,936
                                                             13,027     National Bank of Greece SA                           340,134
                                                                                                                     ---------------
                                                                                                                           1,371,706
------------------------------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%          11,897     Intracom SA                                           80,734
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%             5,321     Titan Cement Company                                 218,129
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            39,131     Hellenic Telecommunications
                    Services - 0.1%                                     Organization SA (OTE)                                518,258
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                    1,480     Aluminium of Greece S.A.I.C.                          30,055
                                                             16,252     Viohalco, Hellenic Copper and
                                                                        Aluminum Industry SA                                 105,777
                                                                                                                     ---------------
                                                                                                                             135,832
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.1%                        128,977     Hellenic Petroleum SA                              1,132,289
------------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                       1     Hellenic Duty Free Shops SA                               20
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                       2,801     Folli-Follie                                          81,260
                    Luxury Goods - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication               80,022     Panafon Hellenic Telecom Co.                         623,783
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Greece                      4,663,989
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.1%                          66,046     Ryanair Holdings PLC(b)                              548,994
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                 134,870     Allied Irish Banks PLC                             2,160,503
                                                             59,344     Bank of Ireland                                      808,419
                                                            119,644     Bank of Ireland                                    1,632,879
                                                                                                                     ---------------
                                                                                                                           4,601,801
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                46     CRH PLC                                                  943
                                                             69,806     CRH PLC (Dublin)                                   1,433,451
                                                                                                                     ---------------
                                                                                                                           1,434,394
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                     25,251     Kerry Group PLC 'A'                                  474,570
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                44,598     Waterford Wedgwood PLC                                12,376
                                                             12,163     Waterford Wedgwood PLC (b)                             3,375
                                                                                                                     ---------------
                                                                                                                              15,751
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%          13,839     DCC PLC                                              188,523
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                         46,876     Irish Life & Permanent PLC                           756,827
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                   67,878     Elan Corporation PLC(b)                              467,474
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Ireland                     8,488,334
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%        Aerospace & Defense - 0.1%            1,031,692     Finmeccanica SpA                                     808,123
------------------------------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                      192,364     Fiat SpA(b)                                        1,475,727
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                   26,544     Banca Fideuram SpA                                   157,697
                                                             99,608     Mediobanca SpA                                     1,081,137
                                                                                                                     ---------------
                                                                                                                           1,238,834
------------------------------------------------------------------------------------------------------------------------------------


                                      10-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Italy               Commercial Banks - 0.9%                  70,116     Banca Monte dei Paschi di Siena SpA          $       221,544
(concluded)                                                 215,985     Banca Nazionale del Lavoro (Ordinary)(b)             516,260
                                                                100     Banca Popolare di Milano (BPM)                           656
                                                             67,909     Banche Populari Unite Scrl(b)                      1,230,035
                                                             59,384     Banco Popolare di Verona e Novara Scrl             1,005,437
                                                            498,035     Intesa BCI SpA                                     1,947,410
                                                            142,523     San Paolo-IMI SpA                                  1,858,837
                                                            527,803     Unicredito Italiano SpA                            2,849,387
                                                                                                                     ---------------
                                                                                                                           9,629,566
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            22,322     Italcementi SpA                                      278,462
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                       331     Fineco Group SpA(b)                                      233
                    Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           358,734     Telecom Italia SpA(b)                              1,063,350
                    Services - 0.6%                       2,376,247     Telecom Italia SpA (RNC)(b)                        4,840,608
                                                                                                                     ---------------
                                                                                                                           5,903,958
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%               247,908     Enel SpA                                           1,685,447
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                    342,202     Parmalat Finanziaria SpA                                   4
------------------------------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                    225,093     Snam Rete Gas SpA                                    953,975
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                         34,446     Alleanza Assicurazioni                               377,133
                                                            135,848     Assicurazioni Generali                             3,598,391
                                                            122,720     Riunione Adriatica di Sicurta SpA                  2,089,705
                                                                                                                     ---------------
                                                                                                                           6,065,229
------------------------------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%     115,544     Telecom Italia Media SpA(b)                           57,451
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                             60,940     Mediaset SpA                                         724,084
                                                             21,342     Mondadori (Arnoldo) Editore SpA                      191,292
                                                                  1     Seat Pagine Gialle SpA(b)                                  1
                                                                                                                     ---------------
                                                                                                                             915,377
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                  18,782     La Rinascente SpA(b)                                  71,740
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.6%                        364,923     ENI SpA                                            6,886,026
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                      21,752     Bulgari SpA                                          201,634
                    Luxury Goods - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                           30,650     Autotrade Spa(b)                                     538,655
                    Infrastructure - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication              477,236     Telecom Italia Mobile (TIM) SpA                    2,598,068
                    Services - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                      39,308,509
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 5.3%  Air Freight & Logistics - 0.1%           58,119     TNT Post Group NV                                  1,361,338
------------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                         32,416     Heineken NV                                        1,234,407
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                         32,267     Akzo Nobel NV                                      1,245,420
                                                             12,540     DSM NV                                               617,351
                                                                                                                     ---------------
                                                                                                                           1,862,771
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                 214,108     ABN AMRO Holding NV                                5,009,710
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    45,749     Euronext NV                                        1,158,150
                    Services - 0.7%                         270,325     ING Groep NV                                       6,304,620
                                                              9,148     ING Groep NV (ADR)(a)                                214,155
                                                                                                                     ---------------
                                                                                                                           7,676,925
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           341,531     KPN NV(b)                                          2,636,437
                    Services - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%        5,980     IHC Caland NV                                        324,344
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%         282,624     Koninklijke Ahold NV(b)                            2,153,187
                                                              2,923     Koninklijke Ahold NV (ADR)(a)                         22,682
                                                                                                                     ---------------
                                                                                                                           2,175,869
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                     75,455     Unilever NV 'A'                                    4,934,835
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.5%               190,067     Koninklijke (Royal) Philips Electronics NV         5,550,007
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                        269,938     Aegon NV                                           3,993,906
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                            103,659     Reed Elsevier NV                                   1,287,891
                                                             37,676     VNU NV                                             1,190,442
                                                             39,863     Wolters Kluwer NV 'A'                                623,487
                                                                                                                     ---------------
                                                                                                                           3,101,820
------------------------------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                11,546     Oce NV                                               176,947
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 1.4%                        259,561     Royal Dutch Petroleum Company                     13,685,212
                                                             20,655     Royal Dutch Petroleum Company (NY
                                                                        Registered Shares)                                 1,082,115
                                                                                                                     ---------------
                                                                                                                          14,767,327
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                        6,312     Corio NV                                             244,423
                                                              7,655     Rodamco Europe NV                                    445,801
                                                              3,363     Wereldhave NV                                        251,758
                                                                                                                     ---------------
                                                                                                                             941,982
------------------------------------------------------------------------------------------------------------------------------------


                                      11-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Netherlands         Semiconductors & Semiconductor                1     ASM Lithography Holding NV(b)                $            20
(concluded)         Equipment - 0.0%                         23,145     ASM Lithography Holding NV
                                                                        (NY Registered Shares)(b)                            464,057
                                                                                                                     ---------------
                                                                                                                             464,077
------------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                  34,787     Vendex KBB NV                                        484,859
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands            56,697,561
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%       Beverages - 0.0%                         27,923     Orkla ASA 'A'                                        625,380
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                 266,172     DNB Holding ASA                                    1,776,398
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           114,604     Telenor A/S                                          749,350
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%        2,793     Aker Kvaerner ASA(b)                                  47,755
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         37,745     Storebrand ASA(b)                                    245,665
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                         29,522     Tomra Systems ASA                                    177,945
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                              8,446     Schibsted ASA                                        145,362
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.2%                         15,371     Norsk Hydro ASA                                      948,442
                                                             69,466     Statoil ASA                                          780,511
                                                                                                                     ---------------
                                                                                                                           1,728,953
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Norway                      5,496,808
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%     Commercial Banks - 0.1%                 165,611     BPI-SGPS, SA (Registered Shares)                     609,969
                                                            307,710     Banco Comercial Portugues, SA (BCP)
                                                                        (Registered Shares)                                  686,990
                                                                                                                     ---------------
                                                                                                                           1,296,959
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           151,702     Portugal Telecom SA (Registered Shares)            1,526,968
                    Services - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%               305,809     Electricidade de Portugal, SA (EDP)                  806,181
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%          95,662     Sonae, S.G.P.S., SA(b)                                79,638
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             20,104     PT Multimedia-Servicos de Telecomunicacoes
                                                                        e Multimedia, SGPS, SA(b)                            390,516
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Portugal                    4,100,262
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.3%        Airlines - 0.0%                               1     Iberia Lineas Aereas de Espana SA                          3
------------------------------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                        677     Puleva Biotech, SA(b)                                  2,716
                                                             20,062     Zeltia, SA                                           141,709
                                                                                                                     ---------------
                                                                                                                             144,425
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                  50,000     Banco Bilbao Vizcaya Argentaria, SA (ADR)(a)         692,500
                                                            287,912     Banco Bilbao Vizcaya, SA                           3,976,580
                                                             15,804     Banco Popular Espanol SA                             942,896
                                                            565,578     Banco Santander Central Hispano SA                 6,698,752
                                                                                                                     ---------------
                                                                                                                          12,310,728
------------------------------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%        16,663     ACS, Actividades de Construccion y
                                                                        Servicios, SA                                        813,393
                                                                 63     Acciona SA                                             3,834
                                                              8,535     Fomento de Construcciones y Contratas SA             314,787
                                                                                                                     ---------------
                                                                                                                           1,132,014
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           443,061     Telefonica SA                                      6,505,075
                    Services - 0.9%                          59,921     Telefonica SA (ADR)(a)                             2,647,909
                                                                                                                     ---------------
                                                                                                                           9,152,984
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.4%               101,570     Endesa SA                                          1,953,760
                                                             84,383     Iberdrola SA                                       1,667,861
                                                             43,626     Union Electrica Fenosa, SA                           819,362
                                                                                                                     ---------------
                                                                                                                           4,440,983
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%              99     Sociedad General de Aguas de Barcelona, SA             1,445
------------------------------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                         75     Gas Natural SDG, SA 'E'                                1,755
------------------------------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                           51     Amadeus Global Travel Distribution SA 'A'                331
                                                             19,379     Indra Sistemas, SA                                   248,593
                                                                                                                     ---------------
                                                                                                                             248,924
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         28,302     Corporacion Mapfre SA                                400,897
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                              1,561     Antena 3 Television, SA(b)                            68,775
                                                            110,400     Telefonica Publicidad e Informacion, SA              605,751
                                                                                                                     ---------------
                                                                                                                             674,526
------------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                        18,300     Gamesa Corporacion Tecnologica, SA (Gamesa)          602,228
                    Unregulated Power - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.2%                        138,413     Repsol-YPF, SA                                     2,699,120
------------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%            8,212     Reno de Medici SpA(b)                                  7,562
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                       40,000     Vallehermoso SA                                      605,448
------------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                  80,748     Industria de Disenso Textil, SA                    1,639,810
------------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                           16,239     Altadis                                              460,869
                                                              8,884     Altadis (Paris)                                      248,770
                                                                                                                     ---------------
                                                                                                                             709,639
------------------------------------------------------------------------------------------------------------------------------------


                                      12-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Spain (concluded)   Transportation                           28,529     Autopistas, Concesionaria Espanola SA        $       431,461
                    Infrastructure - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                      35,203,952
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%       Airlines - 0.0%                           3,778     SAS AB (Copenhagen)(b)                                35,840
                                                              2,550     SAS AB (Oslo) (b)                                     24,339
                                                              4,716     SAS AB (Stockholm) (b)                                44,569
                                                                                                                     ---------------
                                                                                                                             104,748
------------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                   13,358     Trelleborg AB (Class B)                              217,209
------------------------------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                  6,733     Assa Abloy AB 'B'                                     80,007
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.6%                 368,902     Nordbanken Holding AB                              2,768,572
                                                             66,784     Nordea AB                                            500,047
                                                            107,404     Skandinaviska Enskilda Banken (SEB) 'A'            1,582,258
                                                             63,084     Svenska Handelsbanken AB                           1,288,806
                                                             14,085     Svenska Handelsbanken AB 'B'                         278,948
                                                                                                                     ---------------
                                                                                                                           6,418,631
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                    42,892     Securitas AB 'B'                                     578,228
                    Supplies - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%       2,133,438     Telefonaktiebolaget LM Ericsson AB 'B'(b)          3,824,907
------------------------------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%        11,447     Skanska AB 'B'                                       101,022
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication           546,094     Telia AB                                           2,853,687
                    Services - 0.3%                          45,877     TeliaSonera AB                                       239,569
                                                                                                                     ---------------
                                                                                                                           3,093,256
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  26,484     Getinge AB 'B'                                       253,971
                    Supplies - 0.1%                           3,719     Nobel Biocare Holding AG                             362,839
                                                                                                                     ---------------
                                                                                                                             616,810
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                  58,586     Gambro AB 'A'                                        484,464
                    Services - 0.1%                          16,310     Gambro AB 'B'                                        134,872
                                                                                                                     ---------------
                                                                                                                             619,336
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                91,095     Electrolux AB 'B'                                  2,000,335
------------------------------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                       31,755     WM-Data AB 'B'(b)                                     68,406
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         40,358     Skandia Forsakrings AB                               146,954
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.3%                         12,188     Atlas Copco AB 'B'                                   397,216
                                                             31,689     Sandvik AB                                         1,092,223
                                                              6,612     SKF AB 'A'                                           256,382
                                                             13,938     Volvo AB 'A'                                         408,728
                                                             32,951     Volvo AB 'B'                                       1,007,494
                                                                                                                     ---------------
                                                                                                                           3,162,043
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             29,616     Eniro AB                                             284,005
                                                              9,795     Modern Times Group MTG AB 'B'(b)                     206,238
                                                                                                                     ---------------
                                                                                                                             490,243
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                    2,448     Granges AB                                            60,049
                                                              4,374     Hoganas AB 'B'                                        93,616
                                                              4,365     SSAB Svenskt Stal AB 'B'                              74,921
                                                                                                                     ---------------
                                                                                                                             228,586
------------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%            6,917     Billerud                                             104,303
                                                             18,650     Holmen AB 'B'                                        662,248
                                                                                                                     ---------------
                                                                                                                             766,551
------------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                  59,231     Hennes & Mauritz AB 'B'                            1,407,655
------------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                           10,886     Swedish Match AB                                     111,201
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Sweden                     24,036,128
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.4%  Building Products - 0.0%                    604     Geberit AG (Registered Shares)                       296,933
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.6%                  143,045     Credit Suisse Group                                5,233,706
                                                             96,857     UBS AG (Registered Shares)                         6,633,344
                                                             74,272     UBS AG (Registered Shares)                         5,049,753
                                                                                                                     ---------------
                                                                                                                          16,916,803
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.4%                         23,924     Ciba Specialty Chemicals AG
                                                                        (Registered Shares)                                1,851,245
                                                             20,029     Clariant AG (Registered Shares)(b)                   295,556
                                                              6,219     Lonza Group AG (Registered Shares)                   357,527
                                                             22,718     Syngenta AG                                        1,530,147
                                                                                                                     ---------------
                                                                                                                           4,034,475
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                    15,733     Adecco SA (Registered Shares)                      1,011,339
                    Supplies - 0.2%                             696     SGS Societe Generale de Surveillance
                                                                        Holding SA 'R'                                       436,706
                                                                                                                     ---------------
                                                                                                                           1,448,045
------------------------------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.1%           26,426     Logitech International SA (Registered
                                                                        Shares)(b)                                         1,143,150
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%            22,811     Holcim Ltd. (Registered Shares)                    1,062,392
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               627     Swisscom AG (Registered Shares)                      206,845
                    Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------


                                      13-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Switzerland         Electrical Equipment - 0.1%             110,454     ABB Ltd.(b)                                  $       559,973
(concluded)                                                  93,960     ABB Ltd. (Stockholm) (b)                             471,413
                                                                                                                     ---------------
                                                                                                                           1,031,386
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                    5,580     Kudelski SA (Bearer)(b)                              184,308
                    Instruments - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 1.4%                     57,583     Nestle SA (Registered Shares)                     14,387,020
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                         56,717     Swiss Re (Registered Shares)                       3,829,286
                                                             23,529     Zurich Financial Services AG                       3,386,426
                                                                                                                     ---------------
                                                                                                                           7,215,712
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                            564     Sulzer AG (Registered Shares)                        151,859
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.5%                  353,681     Novartis AG (Registered Shares)                   16,057,561
                                                            101,873     Roche Holding AG                                  10,275,849
                                                              3,791     Roche Holding AG (Bearer)                            525,698
                                                                                                                     ---------------
                                                                                                                          26,859,108
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor            1,687     Unaxis Holding AG 'R'                                239,051
                    Equipment - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                     650     Valora Holding AG                                    161,876
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles Apparel & Luxury               118,212     Compagnie Financiere Richemont AG 'A'              2,838,808
                    Goods - 0.3%                              9,765     Swatch Group AG (Registered Shares)                  232,923
                                                                                                                     ---------------
                                                                                                                           3,071,731
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Switzerland                78,410,694
------------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.3%              438,746     BAE Systems PLC                                    1,321,472
Kingdom - 25.5%                                              16,520     Cobham PLC                                           345,120
                                                            538,895     Rolls-Royce Group PLC                              1,709,937
                                                                                                                     ---------------
                                                                                                                           3,376,529
------------------------------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.0%           12,580     Ocean Group PLC                                      166,311
------------------------------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                         339,292     British Airways PLC(b)                             1,412,168
------------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                  188,658     GKN PLC                                              901,729
------------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                        440,062     Diageo PLC                                         5,790,165
                                                            154,337     Scottish & Newcastle PLC                           1,045,054
                                                                                                                     ---------------
                                                                                                                           6,835,219
------------------------------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                     13,642     Celltech Group PLC(b)                                 92,312
------------------------------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                 75,760     Caradon PLC                                          187,158
                                                             33,969     Grafton Group PLC (Units)                            233,515
                                                            164,606     Pilkington PLC                                       282,146
                                                                                                                     ---------------
                                                                                                                             702,819
------------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.4%                  127,119     3i Group PLC                                       1,405,197
                                                            337,540     Amvescap PLC                                       2,451,735
                                                             23,774     Close Brothers Group PLC                             312,383
                                                             20,973     Schroders PLC                                        237,283
                                                                                                                     ---------------
                                                                                                                           4,406,598
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                         85,865     BOC Group PLC                                      1,311,926
                                                            169,958     Imperial Chemical Industries PLC                     605,459
                                                                                                                     ---------------
                                                                                                                           1,917,385
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 5.3%                 934,620     Barclays PLC                                       8,336,277
                                                            454,993     HBOS PLC                                           5,892,953
                                                          1,507,126     HSBC Holdings PLC                                 23,688,296
                                                          1,230,835     Lloyds TSB Group PLC                               9,871,146
                                                            286,452     Royal Bank of Scotland Group PLC                   8,440,563
                                                                                                                     ---------------
                                                                                                                          56,229,235
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services &                   152,332     Aggreko PLC                                          421,317
                    Supplies - 0.6%                          35,320     BP Amoco PLC (ADR)(a)                              1,743,042
                                                             58,710     Bunzl PLC                                            448,513
                                                            171,876     Capita Group PLC                                     747,672
                                                             34,038     The Davis Service Group PLC                          227,281
                                                             33,029     De La Rue PLC                                        163,929
                                                            902,859     Hays PLC                                           1,939,505
                                                            192,049     Rentokil Initial PLC                                 653,214
                                                             71,680     Serco Group PLC                                      220,707
                                                                                                                     ---------------
                                                                                                                           6,565,180
------------------------------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%        24,910     BICC PLC                                              97,435
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%           124,923     Hanson plc                                           917,446
                                                             43,852     RMC Group PLC                                        547,549
                                                                                                                     ---------------
                                                                                                                           1,464,995
------------------------------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.1%                  56,126     Cattles PLC                                          335,834
                                                             36,272     Provident Financial PLC                              422,385
                                                                                                                     ---------------
                                                                                                                             758,219
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication         1,236,092     BT Group PLC                                       4,165,580
                    Services - 0.4%                         220,808     Cable & Wireless PLC                                 527,698
                                                                                                                     ---------------
                                                                                                                           4,693,278
------------------------------------------------------------------------------------------------------------------------------------


                                      14-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Electric Utilities - 0.3%               154,276     Scottish and Southern Energy PLC             $     1,858,674
(continued)                                                 168,226     ScottishPower PLC                                  1,121,031
                                                             11,600     ScottishPower PLC (ADR)(a)                           315,288
                                                                                                                     ---------------
                                                                                                                           3,294,993
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%             146,144     Kidde PLC                                            278,625
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                  131,172     Electrocomponents PLC                                763,158
                    Instruments - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.8%          88,087     Boots Group PLC                                    1,089,631
                                                            404,472     J Sainsbury PLC                                    2,264,517
                                                            103,415     Safeway PLC                                          525,765
                                                          1,045,039     Tesco PLC                                          4,821,930
                                                                                                                     ---------------
                                                                                                                           8,701,843
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.7%                    285,198     Cadbury Schweppes PLC                              2,094,521
                                                            255,121     Tate & Lyle PLC                                    1,422,637
                                                            376,814     Unilever PLC                                       3,512,740
                                                                                                                     ---------------
                                                                                                                           7,029,898
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                 112,225     Nycomed Amersham PLC                               1,537,887
                    Supplies - 0.2%                          32,907     Seton Scholl Healthcare Group PLC                    194,398
                                                            107,135     Smith & Nephew PLC                                   899,965
                                                                                                                     ---------------
                                                                                                                           2,632,250
------------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                    17,993     Carnival PLC                                         725,051
                    Leisure - 0.6%                          266,398     Compass Group PLC                                  1,812,192
                                                             29,088     Enterprise Inns PLC                                  528,009
                                                            138,187     Hilton Group PLC                                     555,977
                                                            139,774     InterContinental Hotels Group PLC                  1,323,646
                                                            144,298     Mitchells & Butlers plc                              581,209
                                                             93,437     Rank Group PLC                                       467,091
                                                             45,765     Whitbread PLC                                        589,050
                                                             44,321     William Hill plc                                     338,787
                                                                                                                     ---------------
                                                                                                                           6,921,012
------------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                40,721     Barratt Developments PLC                             395,829
                                                             20,075     The Berkeley Group PLC                               316,248
                                                            288,789     George Wimpey PLC                                  1,929,613
                                                            103,121     MFI Furniture Group PLC                              278,749
                                                             43,904     Persimmon PLC                                        422,054
                                                             91,419     Taylor Woodrow PLC                                   436,956
                                                                                                                     ---------------
                                                                                                                           3,779,449
------------------------------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                      144,123     Logica PLC                                           661,130
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%         100,741     FKI PLC                                              192,966
                                                             79,715     Smiths Industries PLC                                943,260
                                                            123,573     Tomkins PLC                                          591,748
                                                                                                                     ---------------
                                                                                                                           1,727,974
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                        322,050     AVIVA PLC                                          2,826,381
                                                            233,220     Friends Provident PLC                                551,099
                                                            775,113     Legal & General Group PLC                          1,391,038
                                                            286,363     Prudential Corporation PLC                         2,420,910
                                                            410,936     Royal & Sun Alliance Insurance Group PLC             649,200
                                                                                                                     ---------------
                                                                                                                           7,838,628
------------------------------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.2%        124,919     The Great Universal Stores PLC                     1,729,731
------------------------------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%       1,734     IONA Technologies PLC (ADR)(a)(b)                      8,445
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                         61,674     IMI PLC                                              372,344
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 1.1%                            160,363     Aegis Group PLC                                      283,486
                                                            170,183     Carlton Communications PLC                           700,703
                                                             38,902     Daily Mail and General Trust 'A'                     458,931
                                                             24,691     EMAP PLC                                             378,799
                                                            360,457     EMI Group PLC                                      1,024,370
                                                            394,965     Granada PLC                                          862,597
                                                             96,801     Pearson PLC                                        1,077,854
                                                            474,750     Reed Elsevier NV                                   3,971,038
                                                            170,408     Reuters Group PLC                                    716,882
                                                             54,789     United Business Media PLC                            480,595
                                                            147,349     WPP Group PLC                                      1,446,817
                                                                                                                     ---------------
                                                                                                                          11,402,072
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                  374,848     Billiton PLC                                       3,274,649
                                                             37,510     Johnson Matthey PLC                                  658,728
                                                             98,834     Rio Tinto PLC (Registered Shares)                  2,729,996
                                                                                                                     ---------------
                                                                                                                           6,663,373
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                 384,313     Marks & Spence Group PLC                           1,988,258
                                                             26,743     Next PLC                                             537,625
                                                                                                                     ---------------
                                                                                                                           2,525,883
------------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities & Unregulated           181,757     International Power PLC(b)                           401,835
                    Power - 0.8%                            894,539     National Grid Group PLC                            6,409,444
                                                            116,784     United Utilities PLC                               1,035,897
                                                             47,610     United Utilities PLC 'A'                             259,523
                                                                                                                     ---------------
                                                                                                                           8,106,699
------------------------------------------------------------------------------------------------------------------------------------


                                      15-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                        Shares
Country             Industry+                            Held                     Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Oil & Gas - 3.3%                        444,852     BG Group PLC                                 $     2,283,540
(concluded)                                               2,806,903     BP Amoco PLC                                      22,762,258
                                                          1,417,411     Shell Transport & Trading Company                 10,542,815
                                                                                                                     ---------------
                                                                                                                          35,588,613
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.9%                  231,255     AstraZeneca Group PLC                             11,094,703
                                                            849,401     GlaxoSmithKline PLC                               19,463,121
                                                                                                                     ---------------
                                                                                                                          30,557,824
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                       78,367     The British Land Company PLC                         819,287
                                                             26,842     Canary Wharf Group PLC(b)                            128,657
                                                             40,023     Hammerson PLC                                        463,916
                                                             74,432     Land Securities Group PLC                          1,321,786
                                                             40,960     Liberty International PLC                            500,440
                                                             62,356     Slough Estates PLC                                   490,320
                                                                                                                     ---------------
                                                                                                                           3,724,406
------------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                      130,362     FirstGroup PLC                                       638,261
                                                            320,793     Stagecoach Holdings PLC                              450,800
                                                                                                                     ---------------
                                                                                                                           1,089,061
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor           51,053     ARM Holdings PLC(b)                                  117,440
                    Equipment - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                          47,143     Misys PLC                                            178,702
                                                            194,865     The Sage Group PLC                                   613,083
                                                                                                                     ---------------
                                                                                                                             791,785
------------------------------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                 277,881     Dixons Group PLC                                     691,454
                                                            146,657     Kesa Electricals PLC                                 675,380
                                                            283,462     Signet Group PLC                                     522,663
                                                                                                                     ---------------
                                                                                                                           1,889,497
------------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.5%                          217,775     British American Tobacco PLC                       3,001,847
                                                            102,231     Imperial Tobacco Group PLC                         2,013,099
                                                                                                                     ---------------
                                                                                                                           5,014,946
------------------------------------------------------------------------------------------------------------------------------------
                    Trading Companies &                      88,704     Wolseley PLC                                       1,254,469
                    Distributors - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                          213,897     BAA PLC                                            1,900,181
                    Infrastructure - 0.2%                    77,472     BBA Group PLC                                        346,023
                                                             40,880     The Peninsular and Oriental Steam
                                                                        Navigation Company                                   168,317
                                                                                                                     ---------------
                                                                                                                           2,414,521
------------------------------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                    9,519     Kelda Group PLC                                       79,920
                                                             20,788     Severn Trent PLC                                     278,730
                                                                                                                     ---------------
                                                                                                                             358,650
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication           10,011,743     Vodafone Group PLC                                24,822,711
                    Services - 2.4%                          12,315     Vodafone Group PLC (ADR)(a)                          308,368
                                                                                                                     ---------------
                                                                                                                          25,131,079
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United Kingdom        271,989,210
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Western Europe            729,445,579
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks
                                                                        (Cost - $816,992,572) - 95.5%                  1,017,996,979
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.5%    Commercial Banks - 0.2%                  50,000     National Australia Bank Limited
                                                                        (7.875% Convertible)                               1,910,000
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                            406,753     The News Corporation Limited                       3,064,681
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in Australia                4,974,681
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%  Paper & Forest Products - 0.0%           44,112     Fletcher Challenge Forests Ltd. (b)                   39,388
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in New Zealand                 39,388
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in the
                                                                        Pacific Basin/Asia                                 5,014,069
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                       25,512     Volkswagen AG                                        925,163
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                   4,458     Fresenius Medical Care AG                            224,643
                    Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                    Household Products - 0.0%                 4,440     Henkel KGaA                                          347,225
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             12,457     ProSieben Sat.1 Media AG                             208,193
------------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                        15,768     RWE AG                                               555,897
                    Unregulated Power - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                  2,295     Wella AG                                             203,360
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in Western Europe           2,464,481
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks
                                                                        (Cost - $5,816,142) - 0.7%                         7,478,550
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Warrants
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%       Food & Staples Retailing - 0.0%             383     Casino Guichard-Perrach SA (d)                           261
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants (Cost - $2,309) - 0.0%                    261
------------------------------------------------------------------------------------------------------------------------------------


                                      16-M

--------------------------------------------------------------------------------
Master Enhanced International Series                          December 31, 2003
SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)
--------------------------------------------------------------------------------

                                                         Face
Country             Industry+                           Amount                    Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Latin America - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Cayman              Diversified Financial      JPY  231,000,000  SMFG Finance (Cayman) Ltd., 2.25%
Islands - 0.4%      Services - 0.4%                              due 7/11/2005 (Convertible)                         $     3,772,044
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in Latin America            3,772,044
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.0%    Insurance - 0.0%           AUD       90,100  AMP Group Finance Service, 6.583%(c)(e)                      64,254
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in Australia                   64,254
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%        Chemicals - 0.1%           JPY   34,000,000  Shin-Etsu Chemical Co., Ltd., #6, 0.40%
                                                                 due 9/30/2005 (Convertible)                                 729,189
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &     JPY  116,000,000  NEC Corporation, 1% due 9/30/2011
                    Instruments - 0.1%                           (Convertible)                                             1,163,572
------------------------------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%  JPY    5,000,000  Canon, Inc., 1.30% due 12/19/2008
                                                                 (Convertible)                                               154,672
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%     JPY   65,000,000  Fujisawa Pharmaceutical Company Limited,
                                                                 1.70% due 9/30/2004 (Convertible)                           781,903
------------------------------------------------------------------------------------------------------------------------------------
                    Trading Companies &        JPY  134,000,000  Mitsui & Co., Ltd., 1.05% due 9/30/2009
                    Distributors - 0.1%                          (Convertible)                                             1,560,674
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in Japan                    4,390,010
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in the Pacific
                                                                 Basin/Asia                                                4,454,264
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%       Insurance - 0.0%           EUR       11,952  Axa SA, 0% due 12/21/2004 (Convertible)(f)                  241,060
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in France                     241,060
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4%  Diversified Financial      EUR    2,500,000  Siemens Finance BV, 1.375% due 6/04/2010
                    Services - 0.4%                              (Convertible)                                             3,896,753
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors &           EUR      250,000  Infineon Technologies Holding BV, 5%
                    Semiconductor                                due 6/05/2010 (Convertible)                                 427,957
                    Equipment - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in the Netherlands          4,324,710
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.0%  Auto Components - 0.0%     CHF        7,500  Georg Fischer AG, 1.50% due 1/31/2005 (Convertible)           6,031
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in Switzerland                  6,031
------------------------------------------------------------------------------------------------------------------------------------
United              Diversified                GBP      250,000  Cable & Wireless PLC, 4% due 7/16/2010
Kingdom - 0.1%      Telecommunication                            (Convertible)                                               510,501
                    Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in the
                                                                 United Kingdom                                              510,501
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities in Western Europe           5,082,302
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities
                                                                 (Cost - $9,699,130) - 1.3%                               13,308,610
------------------------------------------------------------------------------------------------------------------------------------
                                                    Beneficial
                                                     Interest                Short Term Securities
------------------------------------------------------------------------------------------------------------------------------------

                                               US$    5,675,330  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                 Series I*                                                 5,675,330
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short Term Securities
                                                                 (Cost - $5,675,330) - 0.5%                                5,675,330
------------------------------------------------------------------------------------------------------------------------------------

                    Total Investments (Cost - $838,185,483) - 98.0%                                                    1,044,459,730
                    Variation Margin on Financial Futures Contracts** - 0.2%                                               2,196,540
                    Unrealized Appreciation on Forward Foreign Exchange Contracts*** - 0.1%                                  897,212
                    Other Assets Less Liabilities - 1.7%                                                                  18,268,378
                                                                                                                     ---------------
                    Net Assets - 100.0%                                                                              $ 1,065,821,860
                                                                                                                     ===============
------------------------------------------------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).
(b)   Non-income producing security.
(c)   Floating rate note.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e)   The security is a perpetual bond and has no definite maturity date.
(f) Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
* Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                          $ 3,727,649          $ 50,234
      --------------------------------------------------------------------------

** Financial futures contracts purchased as of December 31, 2003 were as follows:

      ----------------------------------------------------------------------------------------------------
       Number                                             Expiration          Face        Unrealized Gains
      Contracts      Issue                Exchange           Date             Value           (Losses)
      ----------------------------------------------------------------------------------------------------
         44          CAC 40                MATIF         January 2004      $ 1,970,719      $       5,615
         43          CAC 40                MATIF          March 2004       $ 1,928,663              8,721
         67          DAX                    DTB           March 2004       $ 8,237,370            203,115
         19          DJ Euro              Euronext        March 2004       $   645,922             15,291
         24          FTSE                  LIFFE          March 2004       $ 1,865,478             53,492
         17          Hang Seng Index       SIMEX         January 2004      $ 1,366,924             16,532
         37          IBEX 35                MEFF         January 2004      $ 3,501,817             88,270
         5           MIB 30                 MSE           March 2004       $   864,517            (18,560)
         35          SPI 200                SFE           March 2004       $ 2,139,923             36,982
         68          Tokyo-TOPIX           Tokyo          March 2004       $ 6,285,025            345,562
      ----------------------------------------------------------------------------------------------------

      Total Unrealized Gains-Net                                                            $     755,020
                                                                                            -------------
      ----------------------------------------------------------------------------------------------------


                                      17-M

--------------------------------------------------------------------------------
Master Enhanced International Series                           December 31, 2003
SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)
--------------------------------------------------------------------------------

*** Forward foreign exchange contracts as of December 31, 2003 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                             Settlement      Appreciation
      Purchased                                       Date        (Depreciation)
      --------------------------------------------------------------------------
              AUD 1,800,000                      January 2004         $  66,209
              EUR 4,530,000                      January 2004           388,517
              GBP 4,320,000                      January 2004           470,955
              JPY 164,000,000                    January 2004            13,661
              SEK 800,000                        January 2004             6,178
      --------------------------------------------------------------------------
      Total (US$ Commitment - $15,493,297)                              945,520
      --------------------------------------------------------------------------
      Foreign Currency
      Sold
      --------------------------------------------------------------------------
               CHF 870,000                        January 2004          (48,308)
      --------------------------------------------------------------------------
      Total (US$ Commitment - $655,272)                                 (48,308)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts-Net                                  $ 897,212
                                                                      ---------
      --------------------------------------------------------------------------

+ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

      See Notes to Financial Statements.


                                      18-M

                                                               December 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER ENHANCED
INTERNATIONAL
SERIES                   As of December 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Assets:                  Investments, at value (including securities loaned of $92,287,340)
                           (identified cost-$838,185,483) ....................................                        $1,044,459,730
                         Cash held as collateral for securities loaned, at value .............                            96,390,377
                         Unrealized appreciation on forward foreign exchange contracts .......                               945,520
                         Cash on deposit for financial futures contracts .....................                            10,580,736
                         Foreign cash (cost-$5,393,498) ......................................                             5,536,058
                         Receivables:
                               Variation margin ..............................................   $    2,196,540
                               Dividends .....................................................        2,060,604
                               Securities sold ...............................................        1,909,793
                               Interest ......................................................           56,777
                               Contributions .................................................           36,961
                               Securities lending-net ........................................           34,504            6,295,179
                                                                                                 --------------
                         Prepaid expenses ....................................................                                 4,794
                                                                                                                      --------------
                         Total assets ........................................................                         1,164,212,394
                                                                                                                      --------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:             Collateral on securities loaned, at value ...........................                            96,390,377
                         Unrealized depreciation on forward foreign exchange contracts .......                                48,308
                         Payables:
                               Securities purchased ..........................................        1,810,523
                               Withdrawals ...................................................           31,335
                               Other affiliates ..............................................           10,117
                               Investment adviser ............................................            1,436            1,853,411
                                                                                                 --------------
                         Accrued expenses ....................................................                                98,438
                                                                                                                      --------------
                         Total liabilities ...................................................                            98,390,534
                                                                                                                      --------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:              Net assets ..........................................................                        $1,065,821,860
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets               Investors' capital ..................................................                        $  857,467,504
Consist of:              Unrealized appreciation on investments and foreign currency
                           transactions-net ..................................................                           208,354,356
                                                                                                                      --------------
                         Net assets ..........................................................                        $1,065,821,860
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      19-M

                                                               December 31, 2003

STATEMENT OF OPERATIONS

MASTER ENHANCED
INTERNATIONAL
SERIES                       For the Year Ended December 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Investment                   Dividends (net of $2,742,818 foreign withholding tax) ...........                          $ 24,569,181
Income:                      Securities lending-net ..........................................                               698,035
                             Interest (net of $3,797 foreign withholding tax) ................                               299,157
                                                                                                                        ------------
                             Total income ....................................................                            25,566,373
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Expenses:                    Custodian fees ..................................................     $    443,604
                             Accounting services .............................................          169,839
                             Professional fees ...............................................          105,442
                             Investment advisory fees ........................................           96,917
                             Printing and shareholder reports ................................           13,372
                             Trustees' fees and expenses .....................................           12,705
                             Other ...........................................................           32,564
                                                                                                   ------------
                             Total expenses ..................................................                               874,443
                                                                                                                        ------------
                             Investment income-net ...........................................                            24,691,930
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Realized &                   Realized gain from:
Unrealized                      Investments-net ..............................................       29,432,978
Gain on                         Foreign currency transactions-net ............................        2,858,243           32,291,221
Investments &                                                                                      ------------
Foreign Currency             Change in unrealized appreciation/depreciation on:
Transactions-Net:               Investments-net ..............................................      268,976,546
                                Foreign currency transactions-net ............................          928,223          269,904,769
                                                                                                   ------------         ------------
                             Total realized and unrealized gain on investments and
                               foreign currency transactions - net ...........................                           302,195,990
                                                                                                                        ------------
                             Net Increase in Net Assets Resulting from Operations ............                          $326,887,920
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      20-M

                                                               December 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               For the
                                                                                                              Year Ended
MASTER ENHANCED                                                                                              December 31,
INTERNATIONAL                                                                                     ----------------------------------
SERIES                 Increase (Decrease) in Net Assets:                                                2003            2002
------------------------------------------------------------------------------------------------------------------------------------
Operations:            Investment income-net .................................................... $    24,691,930   $    14,710,850
                       Realized gain (loss) on investments and foreign currency
                         transactions-net .......................................................      32,291,221      (112,317,884)
                       Change in unrealized appreciation/depreciation on investments
                         and foreign currency transactions-net ..................................     269,904,769       (30,047,984)
                                                                                                  ---------------   ---------------
                       Net increase (decrease) in net assets resulting from operations ..........     326,887,920      (127,655,018)
                                                                                                  ---------------   ---------------
------------------------------------------------------------------------------------------------------------------------------------
Capital                Proceeds from contributions ..............................................      14,034,902       701,452,619
Transactions:          Fair value of withdrawals ................................................    (191,796,283)      (77,600,818)
                                                                                                  ---------------   ---------------
                       Net increase (decrease) in net assets derived from capital transactions ..    (177,761,381)      623,851,801
                                                                                                  ---------------   ---------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Total increase in net assets .............................................     149,126,539       496,196,783
                       Beginning of year ........................................................     916,695,321       420,498,538
                                                                                                  ---------------   ---------------
                       End of year .............................................................. $ 1,065,821,860   $   916,695,321
                                                                                                  ===============   ===============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      21-M

                                                               December 31, 2003

FINANCIAL HIGHLIGHTS

MASTER ENHANCED
INTERNATIONAL
SERIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the
                                                                                    Year Ended                       For the Period
                   The following ratios have                                       December 31,                     Aug. 2, 1999+ to
                   been derived from information provided     -----------------------------------------------------   December 31,
                   in the financial statements.                  2003           2002         2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Total Investment   Total investment return ................         38.45%       (15.27%)        (21.10%)          --         --
Return:++                                                     ===========     =========     ===========    ==========   =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement and
Average Net          excluding swap payment ...............           .09%          .06%            .06%          .07%        .08% *
Assets:                                                       ===========     =========     ===========    ==========   =========
                   Expenses, net of reimbursement .........           .09%          .10%            .06%          .09%        .23% *
                                                              ===========     =========     ===========    ==========   =========
                   Expenses ...............................           .09%          .14%            .08%          .11%        .27% *
                                                              ===========     =========     ===========    ==========   =========
                   Investment income-net ..................          2.55%         2.25%           1.80%         1.78%       2.89% *
                                                              ===========     =========     ===========    ==========   =========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands)   $ 1,065,822     $ 916,695     $   420,499    $  585,870   $ 528,321
Data:                                                         ===========     =========     ===========    ==========   =========
                   Portfolio turnover .....................         91.04%       101.13%          83.89%        71.77%      31.72%
                                                              ===========     =========     ===========    ==========   =========
------------------------------------------------------------------------------------------------------------------------------------

      +     Commencement of operations.
      ++    Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
      *     Annualized.

      See Notes to Financial Statements.


                                      22-M

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster)


                                      23-M
occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.


                                      24-M

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

For the year ended December 31, 2003, the Series reimbursed FAM $20,036 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI and/or ML & Co.


                                      25-M

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003 were $848,214,821 and $955,967,152, respectively.

Net realized gains for the year ended December 31, 2003 and net unrealized gains as of December 31, 2003 were as follows:

================================================================================
                                                    Realized        Unrealized
                                                      Gains           Gains
--------------------------------------------------------------------------------
Investments:
   Long-term                                      $ 18,815,099      $206,274,247
   Short-term                                          109,706                --
   Swaps                                             5,381,842                --
   Financial futures contracts                       5,126,331           755,020
                                                  ------------      ------------
Total investments                                   29,432,978       207,029,267
                                                  ------------      ------------
Currency transactions:
   Forward foreign exchange contracts                1,422,089           897,212
   Foreign currency transactions                     1,436,154           427,877
                                                  ------------      ------------
Total currency transactions                          2,858,243         1,325,089
                                                  ------------      ------------
Total                                             $ 32,291,221      $208,354,356
                                                  ============      ============
--------------------------------------------------------------------------------

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $174,802,009, of which $187,593,866 related to appreciated securities and $12,791,857 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $869,657,721.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2003.

5.  Commitments:

At December 31, 2003, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase foreign currency with an approximate value of $883,000.


                                      26-M

INDEPENDENT AUDITORS' REPORT

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Series of Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2004


                                      27-M

Officers and Directors/Trustees (unaudited)

                                                                                                         Number of
                                                                                                       Portfolios in    Other Public
                                                                                                        Fund Complex   Directorships
                                   Position(s)     Length                                               Overseen by       Held by
                                    Held with      of Time     Principal Occupation(s) During            Director/       Director/
     Name        Address & Age     Fund/Trust      Served              Past 5 Years                       Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
====================================================================================================================================
Terry K. Glenn*  P.O. Box 9011     President      2000 to   President and Chairman of the Merrill       123 Funds      None
                 Princeton, NJ     and            present   Lynch Investment Managers, L.P.             160
                 08543-9011        Director/      and 1997  ("MLIM")/Fund Asset Management, L.P.        Portfolios
                 Age: 63           Trustee        to        ("FAM")--Advised Funds since 1999;
                                                  present   Chairman (Americas Region) of MLIM from
                                                            2000 to 2002; Executive Vice President of
                                                            FAM and MLIM (which terms as used herein
                                                            include their corporate predecessors)
                                                            from 1983 to 2002; President of FAM
                                                            Distributors, Inc. ("FAMD") from 1986 to
                                                            2002 and Director thereof from 1991 to
                                                            2002; Executive Vice President and
                                                            Director of Princeton Services, Inc.
                                                            ("Princeton Services") from 1993 to 2002;
                                                            President of Princeton Administrators,
                                                            L.P. from 1989 to 2002; Director of
                                                            Financial Data Services, Inc. since 1985.

                  * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
                  FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company
                  Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton
                  Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
====================================================================================================================================
Donald W.        P.O. Box 9095     Director/      2002 to   Manager of The Burton Partnership,          23 Funds       ITC Delta-
Burton           Princeton, NJ     Trustee        present   Limited Partnership since 1979; Managing    36 Portfolios  Com, Inc.,
                 08543-9095                                 General Partner of the South Atlantic                      ITC
                 Age: 59                                    Venture Funds, Limited Partnerships and                    Financial
                                                            Chairman of South Atlantic Private Equity                  Services,
                                                            Fund IV, Limited Partnership since 1983;                   Knology,
                                                            Member of the Investment Advisory Council                  Inc.,
                                                            of the Florida State Board of                              PriCare,
                                                            Administration since 2001.                                 Inc.,
                                                                                                                       Symbion, Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum   P.O. Box 9095     Director/      2000 to   James R. Williston Professor of             24 Funds       Cambridge
                 Princeton, NJ     Trustee        present   Investment Management Emeritus, Harvard     37 Portfolios  Bancorp
                 08543-9095                                 Business School since 1996; Chairman and
                 Age: 71                                    Director of Phaeton International, Ltd.
                                                            from 1985 to present; Director of
                                                            Cambridge Bancorp since 1969.
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon     P.O. Box 9095     Director/      2000 to   Professor of Finance and Economics,         23 Funds       None
Hodrick          Princeton, NJ     Trustee        present   Graduate School of Business, Columbia       36 Portfolios
                 08543-9095                                 University since 1998; Associate Professor
                 Age: 41                                    of Finance and Economics, Graduate School
                                                            of Business, Columbia University from 1996
                                                            to 1998.


                                      28-M

Officers and Directors/Trustees (unaudited) (concluded)

                                                                                                  Number of
                                                                                                  Portfolios in
                                                                                                  Fund Complex     Other Public
                                         Position(s)                                              Overseen by      Directorships
                                         Held with      Length of     Principal Occupation(s)     Director/        Held by
Name                 Address & Age       Fund/Trust     Time Served   During Past 5 Years         Trustee          Director/ Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
====================================================================================================================================
David H. Walsh       P.O. Box 9095       Director/      2003 to       Consultant with Putnam      23 Funds          None
                     Princeton, NJ       Trustee        present       Investments since 1993      36 Portfolios
                     08543-9095                                       and employed in various
                     Age: 62                                          capacities therewith
                                                                      from 1971 to 1992;
                                                                      Director of the National
                                                                      Audubon Society since
                                                                      2000; Director of the
                                                                      American Museum of Fly
                                                                      Fishing since 1998.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss        P.O. Box 9095       Director/      2000 to       Managing Director of FGW    23 Funds          Watson
                     Princeton, NJ       Trustee        present       Associates since 1997;      36 Portfolios     Pharmaceuticals,
                     08543-9095                                       Vice President, Planning,                     Inc.
                     Age: 62                                          Investment and Development
                                                                      of Warner Lambert Co. from
                                                                      1979 to 1997; Director of
                                                                      BTG International, PLC
                                                                      since 2001; Inc. Director
                                                                      of KIMC Investment, Inc.
                                                                      since 2003; Director of
                                                                      Osmotica Holdings Corp.
                                                                      AVV since 2003.

                  * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                                 Position(s)
                                 Held with       Length of
Name              Address & Age  Fund/Trust      Time Served  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
====================================================================================================================================
Donald C. Burke   P.O. Box 9011  Vice President  1997 to      First Vice President of FAM and MLIM since 1997 and Treasurer thereof
                  Princeton, NJ  and Treasurer   present and  since 1999; Senior Vice President and Treasurer of Princeton Services
                  08543-9011                     1999 to      since 1999; Vice President of FAMD since 1999; Director of MLIM
                  Age: 43                        present      Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll,   P.O. Box 9011  Senior Vice     1999 to      President of MLIM and member of the Executive Management Committee of
Jr.               Princeton, NJ  President       present      ML & Co., Inc. since 2001; Global Chief Investment Officer and Senior
                  08543-9011                                  Portfolio Manager of MLIM since 1999; Chief Investment Officer of
                  Age: 49                                     Equities at Oppenheimer Funds, Inc. from 1990 to 1999 and Chief
                                                              Investment Officer thereof from 1998 to 1999; Executive Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard Vella     P.O. Box 9011  Vice President  1999 to      Managing Director and Head of Global Index and Enhanced Index products
                  Princeton, NJ                  present      for Merrill Lynch Quantitative Advisors since 1999; Managing Director
                  08543-9011                                  and Head of the Global Index and Enhanced Index business at Bankers
                  Age: 46                                     Trust from 1984 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Brian D. Stewart  P.O. Box 9011  Secretary       2003 to      Vice President (Legal Advisory) of MLIM since 2002; Attorney with Reed
                  Princeton, NJ                  present      Smith from 2001 to 2002; Attorney with Saul Ewing from 1999 to 2001.
                  08543-9011
                  Age: 34
------------------------------------------------------------------------------------------------------------------------------------
                  * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                  Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                      29-M

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $42,200               2002 -- $42,700

         (b) Audit-Related Fees - 2003 -- $0            2002 -- $0

         (c) Tax Fees - 2003 -- $8,800                  2002 -- $10,500
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0                2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437                2002 -- $17,012,158

         (h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Enhanced International Series


        By: /s/ Terry K. Glenn
            -------------------------
            Terry K. Glenn,
            President of
            Master Enhanced International Series

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------
            Terry K. Glenn,
            President of
            Master Enhanced International Series

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            -------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Enhanced International Series

        Date: February 23, 2004